Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Cross Default - Additional Information (Detail) $ in Thousands, in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CLF ( )
Disclosure Of Other Provisions [Line Items]
Debt obligations |			2.8
Cross default limit		$ 50,000
Percentage of bondholders, demands debt acceleration	50.00%
Default amount percentage to consolidated assets that can lead to a cross default	3.00%
Yankee Bonds [Member]
Disclosure Of Other Provisions [Line Items]
Cross default limit	$ 150,000
Percentage of bondholders, demands debt acceleration	25.00%
Maturity year of bonds	2026
Bonds outstanding	$ 587,081
Domestic Bonds [Member]
Disclosure Of Other Provisions [Line Items]
Bonds outstanding	$ 31,294